Goodwill And Other Intangibles - Schedule Of Estimated Amortization Of Intangibles (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 598,603
2019	506,857
2020	469,339
2021	450,854
2022	$ 436,811